Income Tax - Schedule of Components of Income Tax Expense (Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Components of Income Tax Expense [Abstract]
Current income tax expenses	¥ 909		¥ 704	¥ 66
Deferred income tax expenses/(benefit)	(399)	$ (57)	(1,676)	2,302
Total Income tax expenses/(benefit)	¥ 510	$ 73	¥ (972)	¥ 2,368